Guarantor Financial Information - Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (77,907)	$ (133,309)	$ (1,015,892)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	54,642	(35,830)	(210)
Unrealized gains (losses) on available for sale securities	(216)	(471)	1,151
Unrealized gains (losses) on hedging instruments	388	11,504	3,965
Minimum pension liability adjustment	(1,042)	(3,070)	(113)
Other comprehensive income (loss), before tax	53,772	(27,867)	4,793
Income tax benefit related to items of other comprehensive income (loss)	(372)	3,093	1,649
Other comprehensive income (loss), net of tax	54,144	(30,960)	3,144
Comprehensive income (loss)	(23,763)	(164,269)	(1,012,748)
Less: Comprehensive income attributable to non-controlling interests	275	233	1,418
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	(24,038)	(164,502)	(1,014,166)
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(834)	(417)	(1,553)
Unrealized gains (losses) on available for sale securities	(221)	(33)	804
Unrealized gains (losses) on hedging instruments	16	11,952	3,965
Minimum pension liability adjustment
Other comprehensive income (loss), before tax	(1,039)	11,502	3,216
Income tax benefit related to items of other comprehensive income (loss)	(86)	4,650	1,649
Other comprehensive income (loss), net of tax	(953)	6,852	1,567
Comprehensive income (loss)	(78,860)	(126,457)	(1,014,325)
Less: Comprehensive income attributable to non-controlling interests
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	(78,860)	(126,457)	(1,014,325)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	126,985	(281,955)	(929,750)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	(302)	342	(160)
Unrealized gains (losses) on available for sale securities	5	12
Unrealized gains (losses) on hedging instruments
Minimum pension liability adjustment
Other comprehensive income (loss), before tax	(297)	354	(160)
Income tax benefit related to items of other comprehensive income (loss)
Other comprehensive income (loss), net of tax	(297)	354	(160)
Comprehensive income (loss)	126,688	(281,601)	(929,910)
Less: Comprehensive income attributable to non-controlling interests
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	126,688	(281,601)	(929,910)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	22,115	303,125	(9,988)
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	53,654	(37,825)	3,632
Unrealized gains (losses) on available for sale securities		(450)	347
Unrealized gains (losses) on hedging instruments	372	(448)
Minimum pension liability adjustment	(1,042)	(3,070)	(113)
Other comprehensive income (loss), before tax	52,984	(41,793)	3,866
Income tax benefit related to items of other comprehensive income (loss)	(286)	(1,557)
Other comprehensive income (loss), net of tax	53,270	(40,236)	3,866
Comprehensive income (loss)	75,385	262,889	(6,122)
Less: Comprehensive income attributable to non-controlling interests	275	233	1,418
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	75,110	262,656	(7,540)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(149,100)	(21,170)	939,738
Other comprehensive income (loss), before tax:
Changes in cumulative translation adjustment	2,124	2,070	(2,129)
Unrealized gains (losses) on available for sale securities
Unrealized gains (losses) on hedging instruments
Minimum pension liability adjustment
Other comprehensive income (loss), before tax	2,124	2,070	(2,129)
Income tax benefit related to items of other comprehensive income (loss)
Other comprehensive income (loss), net of tax	2,124	2,070	(2,129)
Comprehensive income (loss)	(146,976)	(19,100)	937,609
Less: Comprehensive income attributable to non-controlling interests
Comprehensive income (loss) attributable to Alere Inc. and Subsidiaries	$ (146,976)	$ (19,100)	$ 937,609